COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of minimum future lease payments under noncancelable operating leases
	December 31
	2012	2013
2013	1,534	—
2014	556	2,035
2015	—	384
	2,090	2,419

Schedule of future payments for the Company's agreements with third parties for software license fees
	December 31
	2012	2013
2013	5,766	—
2014	2,197	9,266
2015	933	2,628
2016	180	1,696
	9,076	13,590